UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Tricadia Capital Management, LLC
Address: 780 Third Avenue
         29th Floor
         New York, New York  10017

13F File Number:  028-13382

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James McKee
Title:     General Counsel & Chief Compliance Officer
Phone:     646-388-5900

Signature, Place, and Date of Signing:

 /s/James McKee     New York, NY     August 10, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    32

Form 13F Information Table Value Total:    $157,262 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

01   028-11231                     Mariner Investment Group, LLC

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BANK OF AMERICA CORPORATION    COM              060505104     4313  3655000 SH  CALL DEFINED 0             3655000        0
CENTRAL PAC FINL CORP          COM NEW          154760409    24563  1739611 SH       DEFINED 0             1739611        0
CHEMTURA CORP                  COM NEW          163893209     3988   275000 SH       DEFINED 0              275000        0
CITIGROUP INC                  COM NEW          172967424      888    32383 SH       DEFINED 0               32383        0
CITIGROUP INC                  COM NEW          172967424     6988  2150000 SH  CALL DEFINED 0             2150000        0
FIFTH & PAC COS INC            COM              316645100     4292   400000 SH       DEFINED 0              400000        0
FORD MTR CO DEL                COM PAR $0.01    345370860      363  1210000 SH  CALL DEFINED 0             1210000        0
FORD MTR CO DEL                COM PAR $0.01    345370860     3836   400000 SH       DEFINED 0              400000        0
FORTRESS INVESTMENT GROUP LL   CL A             34958B106    12504  3710450 SH       DEFINED 0             3710450        0
GOLDMAN SACHS GROUP INC        COM              38141G104     2129   387000 SH  CALL DEFINED 0              387000        0
ISHARES TR                     FTSE CHINA25 IDX 464287184       78    63300 SH  CALL DEFINED 0               63300        0
ISHARES TR                     FTSE CHINA25 IDX 464287184       59    40000 SH  PUT  DEFINED 0               40000        0
ISHARES TR                     MSCI EMERG MKT   464287234       71   347000 SH  CALL DEFINED 0              347000        0
ISHARES TR                     MSCI EMERG MKT   464287234        7    20000 SH  PUT  DEFINED 0               20000        0
JPMORGAN CHASE & CO            COM              46625H100     9224  3225000 SH  CALL DEFINED 0             3225000        0
JPMORGAN CHASE & CO            COM              46625H100       49    30000 SH  PUT  DEFINED 0               30000        0
JPMORGAN CHASE & CO            COM              46625H100     2537    71000 SH       DEFINED 0               71000        0
MORGAN STANLEY                 COM NEW          617446448     2709  1075000 SH  CALL DEFINED 0             1075000        0
PMC COML TR                    SH BEN INT       693434102     2642   342647 SH       DEFINED 0              342647        0
POLYPORE INTL INC              COM              73179V103     2020    50000 SH       DEFINED 0               50000        0
RELIANCE STEEL & ALUMINUM CO   COM              759509102     8183   162042 SH       DEFINED 0              162042        0
RESEARCH IN MOTION LTD         COM              760975102     1397   189000 SH       DEFINED 0              189000        0
RESEARCH IN MOTION LTD         COM              760975102      451    61000 SH       DEFINED 1               61000        0
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605       57   800000 SH  PUT  DEFINED 0              800000        0
SIX FLAGS ENTMT CORP NEW       COM              83001A102    37926   700000 SH       DEFINED 0              700000        0
SPDR GOLD TRUST                GOLD SHS         78463V107       25    15000 SH  PUT  DEFINED 0               15000        0
SPDR GOLD TRUST                GOLD SHS         78463V107      197   109000 SH  CALL DEFINED 0              109000        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103     6805    50000 SH       DEFINED 0               50000        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103      122    85000 SH  PUT  DEFINED 0               85000        0
SUPERVALU INC                  COM              868536103     3626   700000 SH       DEFINED 0              700000        0
TARGET CORP                    COM              87612E106    15129   260000 SH       DEFINED 0              260000        0
UNITED STATES OIL FUND LP      UNITS            91232N108       84  1292700 SH  CALL DEFINED 0             1292700        0